Derivatives and Hedging Activities Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012 Swap [Member] Derivatives at Fair Value [Member]	Dec. 31, 2011 Swap [Member] Derivatives at Fair Value [Member]	Dec. 31, 2012 Interest Expense [Member] Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimate of Time to Transfer			12 months
Derivative at fair value	$ (3,830)	$ (98)